Supplemental Information to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTARY INFORMATION TO CONSOLIDATED STATEMENTS OF CASH FLOWS

30. SUPPLEMENTARY INFORMATION TO CONSOLIDATED STATEMENTS OF CASH FLOWS

For the	Year ended December 31
millions of Canadian dollars	2017	2016
Changes in non-cash working capital:
Receivables, net	$(176)	$(104)
Income taxes receivable	8	(23)
Inventory	31	88
Prepayments and other current assets	14	(18)
Accounts payable	3	162
Income taxes payable	(17)	14
Other current liabilities	33	15
Total non-cash working capital	$(104)	$134

Supplemental disclosure of cash paid:
Interest	$689	$480
Income taxes	$63	$57
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	$166	$103
Beneficial Conversion Feature of the convertible debentures	$-	$43